REVENUE	12 Months Ended
May 31, 2020
Revenue Abstract
REVENUE

8. REVENUE

	May 31	May 31
For the year ended	2020	2019
Endeavor stream	$3,520,828	$7,852,661
COSE royalty	61,716	—
Joaquin royalty	28,557	—
Total revenue	$3,611,101	$7,852,661

The Company operates in one industry and has one reportable segment, which is reviewed by the chief operating decision maker. For the year ended May 31, 2020, the Company recognized revenue from three of its NSR and stream assets as shown above.